Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision (benefit) for income taxes
	Successor	Predecessor
(in thousands)	From 27-Nov-21 through 31-Dec-21	From 1-Jan-21 through 26-Nov-21	Year Ended December 31, 2020
Current:
Federal	$28	$—	$—
State	10	931	1,175
Total current	38	931	1,175
Deferred:
Federal	—	—	—
State	—	3	4
Total deferred	—	—	4
Total	$38	$934	$1,179

Schedule of statutory federal tax and the total income tax expense (benefit)
	Successor	Predecessor
	From 26-Nov-21 through 31-Dec-21	From 1-Jan-21 through 26-Nov-21	Year Ended December 31, 2020
Federal statutory rate (21%)	21.0%	0%	0%
State income taxes, net of federal benefit	0.1%	8.2%	7.6%
Non-Deductible Expenses	15.1%	—	—
Change in Fair Value of Warrants	(35.7)%	—	—
Income Tax Expense/(Benefit)	0.5%	8.2%	7.6%

Schedule of deferred tax assets and liabilities
Successor
(in thousands)	As of December 31, 2021
Deferred Tax Assets:
Organization Costs	$—
Net Operating Loss Carryforward	164
Total gross deferred tax assets	164
Valuation allowance	(164)
Net deferred tax assets	—